UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2020

Item 1. Report to Stockholders.

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Semi-Annual Report
April 30, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Becker Value Equity Fund (the “Fund”) will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website (beckervaluefunds.com). Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (800) 551-3998.

TABLE OF CONTENTS

Investment Results & Returns - Retail Class	2
Investment Results & Returns - Institutional Class	3
Sector Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Expense Examples	23
Additional Information	25
Privacy Notice	26

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund – Retail Class and Russell 1000® Value Index

Average Annual Returns for the periods ended April 30, 2020

	One Year	Five Years	Ten Years
Becker Value Equity Fund – Retail Class	-11.38%	1.63%	7.51%
Russell 1000® Value Index	-11.01%	3.90%	8.54%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 30, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 551-3998.

The Russell 1000® Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $100,000 Investment in the Becker Value
Equity Fund – Institutional Class and Russell 1000® Value Index

Average Annual Returns for the periods ended April 30, 2020

			Since Inception
	One Year	Five Years	(September 2, 2011)
Becker Value Equity Fund – Institutional Class	-11.28%	1.73%	9.13%
Russell 1000® Value Index	-11.01%	3.90%	10.30%

This chart illustrates the performance of a hypothetical $100,000 investment made on September 2, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 551-3998.

The Russell 1000® Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at April 30, 2020 (Unaudited)

Sector	% of Net Assets

Financials	22.9%
Health Care	16.1%
Consumer Staples	13.1%
Information Technology	13.0%
Industrials	10.7%
Communication Services	8.5%
Consumer Discretionary	4.5%
Energy	3.4%
Materials	2.0%
Utilities	1.5%
Real Estate	0.9%
Cash [1]	3.4%
Total	100.0%

1  Represents short-term investments, cash and other assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 96.6%

Communication Services: 8.5%
143,855	AT&T, Inc.	$4,383,262
91,250	Discovery
	Communications,
	Inc. - Class C [1]	1,862,412
107,470	ViacomCBS, Inc. -
	Class B	1,854,932
169,840	Vodafone Group
	PLC - ADR	2,401,538
18,120	The Walt
	Disney Co.	1,959,678
		12,461,822

Consumer Discretionary: 4.5%
374,545	Ford Motor Co.	1,906,434
8,425	The Home
	Depot, Inc.	1,852,068
53,670	Magna
	International, Inc.	2,094,740
9,945	Starbucks Corp.	763,080
		6,616,322

Consumer Staples: 13.1%
341,080	Danone SA - ADR	4,703,493
35,350	Kellogg Co.	2,315,425
91,400	The Kroger Co.	2,889,154
50,595	Molson Coors
	Brewing Co. -
	Class B	2,074,901
32,745	Procter &
	Gamble Co.	3,859,653
28,625	Walmart, Inc.	3,479,369
		19,321,995

Energy: 3.4%
100,820	Royal Dutch
	Shell PLC -
	Class A - ADR	3,340,167
103,700	Schlumberger Ltd.	1,744,234
		5,084,401

Financials: 22.9%
4,280	Alleghany Corp.	2,284,279
33,240	Allstate Corp.	3,381,173
76,475	American
	International
	Group, Inc.	1,944,759
81,240	Bank of America
	Corp.	1,953,822
16,045	Berkshire
	Hathaway, Inc. -
	Class B [1]	3,006,191
4,960	BlackRock, Inc.	2,490,118
104,095	Charles Schwab
	Corp.	3,926,463
20,775	Chubb Ltd.	2,243,908
73,300	Citigroup, Inc.	3,559,448
16,010	First Republic Bank	1,669,683
17,880	Goldman Sachs
	Group, Inc.	3,279,550
42,195	JPMorgan
	Chase & Co.	4,040,593
		33,779,987

Health Care: 16.1%
62,715	AstraZeneca
	PLC - ADR	3,278,740
33,135	Gilead
	Sciences, Inc.	2,783,340
24,600	Johnson & Johnson	3,690,984
22,895	McKesson Corp.	3,233,919
16,320	Medtronic PLC	1,593,322
24,205	Merck & Co., Inc.	1,920,425
97,290	Pfizer, Inc.	3,732,044
31,250	Quest
	Diagnostics, Inc.	3,440,937
		23,673,711

Industrials: 10.7%
13,260	The Boeing Co.	1,869,925
22,420	Caterpillar, Inc.	2,609,240
30,285	FedEx Corp.	3,839,229
18,810	General Dynamics
	Corp.	2,456,962
47,291	Raytheon Co.	3,064,930
42,140	Siemens
	AG - ADR	1,945,372
		15,785,658

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 96.6% (Continued)

Information Technology: 13.0%
9,175	Accenture PLC	$1,699,118
7,400	Apple, Inc.	2,174,120
92,940	Cisco Systems, Inc.	3,938,797
94,450	HP, Inc.	1,464,920
26,865	Microsoft Corp.	4,814,477
33,145	QUALCOMM, Inc.	2,607,517
32,915	TE
	Connectivity Ltd.	2,417,936
		19,116,885

Materials: 2.0%
47,350	International
	Paper Co.	1,621,738
21,965	Newmont
	Goldcorp Corp.	1,306,478
		2,928,216

Real Estate: 0.9%
25,915	The Howard
	Hughes Corp. [1]	1,403,556

Utilities: 1.5%
38,375	The Southern Co.	2,177,014

TOTAL COMMON STOCKS
(Cost $147,861,533)		142,349,567

SHORT-TERM INVESTMENTS: 3.1%
4,586,982	First American
	Government
	Obligations
	Fund – Class X,
	0.224% [2]	4,586,982

TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,586,982)		4,586,982

TOTAL INVESTMENTS
IN SECURITIES: 99.7%
(Cost $152,448,515)		146,936,549
Other Assets in Excess
of Liabilities: 0.3%		479,974
TOTAL NET ASSETS: 100.0%		$147,416,523

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2020 (Unaudited)

ASSETS
Investments in securities, at value (cost $152,448,515)	$146,936,549
Receivables:
Fund shares sold	50,063
Investment securities sold	2,402,931
Dividends and interest	250,999
Prepaid expenses	24,413
Total assets	149,664,955

LIABILITIES
Payables
Fund shares redeemed	74,138
Investment securities purchased	2,032,918
Investment advisory fees, net	45,576
Accounting fees	14,634
Administration fees	20,998
Service fees - Retail Class	20,654
Audit fees	11,805
Transfer agent fees	10,854
Reports to shareholders	8,323
Custody fees	4,790
Chief Compliance Officer fees	1,591
Trustee fees	1,041
Registration fees	347
Legal fees	262
Other accrued expenses	501
Total liabilities	2,248,432
NET ASSETS	$147,416,523

COMPONENTS OF NET ASSETS
Paid-in capital	$124,984,052
Total distributable (accumulated) earnings (losses)	22,432,471
Total net assets	$147,416,523

COMPONENTS OF NET ASSET VALUE
RETAIL CLASS
Net assets	$28,555,468
Shares of beneficial interest issued and outstanding	1,853,064
Net asset value, offering and redemption price per share	$15.41
INSTITUTIONAL CLASS
Net assets	$118,861,055
Shares of beneficial interest issued and outstanding	7,690,185
Net asset value, offering and redemption price per share	$15.46

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from investments (net of foreign withholding
tax and issuance fees of $61,367)	$3,137,327
Interest	42,692
Total investment income	3,180,019

EXPENSES
Investment advisory fees	633,906
Administration fees	60,918
Accounting fees	41,901
Transfer agent fees	31,887
Services fees – Retail Class	22,437
Registration fees	20,601
Miscellaneous expenses	15,602
Custody fees	14,425
Audit fees	11,740
Trustees fees	8,444
Chief Compliance Officer fees	5,560
Reports to shareholders	5,385
Legal fees	5,328
Insurance expenses	1,864
Total expenses	879,998
Less: fees waived	(73,822)
Net expenses	806,176
Net investment income (loss)	2,373,843

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	26,709,657
Net change in unrealized appreciation/depreciation on investments	(50,529,876)
Net realized and unrealized gain (loss) on investments	(23,820,219)
Net increase (decrease) in net assets resulting from operations	$(21,446,376)

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30,	Year Ended
	2020	October 31,
	(Unaudited)	2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$2,373,843	$6,723,752
Net realized gain (loss) on investments	26,709,657	24,579
Net change in unrealized appreciation/depreciation
on investments	(50,529,876)	5,625,712
Net increase (decrease) in net assets
resulting from operations	(21,446,376)	12,374,043

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(1,167,323)	(7,064,278)
Net distributions to shareholders – Institutional Class	(5,273,337)	(21,333,981)
Total distributions to shareholders	(6,440,660)	(28,398,259)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares – Retail Class [1]	(20,657,731)	(33,635,815)
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class [1]	(86,687,996)	(43,023,536)
Total increase (decrease) in net assets
from capital share transactions	(107,345,727)	(76,659,351)
Total increase (decrease) in net assets	(135,232,763)	(92,683,567)

NET ASSETS
Beginning of period/year	$282,649,286	$375,332,853
End of period/year	$147,416,523	$282,649,286

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	82,997	$1,446,884	431,171	$7,347,158
Shares issued in
reinvestment
of distributions	61,630	1,130,905	430,643	6,920,439
Shares redeemed [2]	(1,410,080)	(23,235,520)	(2,810,342)	(47,903,412)
Net increase (decrease)	(1,265,453)	$(20,657,731)	(1,948,528)	$(33,635,815)
Beginning of
period/year	3,118,517		5,067,045
End of period/year	1,853,064		3,118,517

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	438,224	$7,366,468	1,646,530	$27,883,287
Shares issued in
reinvestment
of distributions	279,705	5,146,572	1,309,085	21,102,444
Shares redeemed [2]	(5,615,917)	(99,201,036)	(5,354,913)	(92,009,267)
Net increase (decrease)	(4,897,988)	$(86,687,996)	(2,399,298)	$(43,023,536)
Beginning of
period/year	12,588,173		14,987,471
End of period/year	7,690,185		12,588,173

[2]	Net of redemption fees of $3 and $38 for 2020, and $3,256 and $222 for 2019 for Retail Class and Institutional Class, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Retail Class

	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value,
beginning of period/year	$17.94	$18.66	$19.42	$17.62	$18.08	$19.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	0.18	0.34	0.33	0.31	0.25	0.20
Net realized and unrealized
gain (loss) on investments	(2.30)	0.36	(0.10)	2.85	0.61	(0.38)
Total from
investment operations	(2.12)	0.70	0.23	3.16	0.86	(0.18)

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.41)	(0.36)	(0.28)	(0.29)	(0.21)	(0.31)
Distributions from
net realized gain	—	(1.06)	(0.71)	(1.07)	(1.11)	(1.21)
Total distributions	(0.41)	(1.42)	(0.99)	(1.36)	(1.32)	(1.52)
Proceeds from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$15.41	$17.94	$18.66	$19.42	$17.62	$18.08
Total return	(11.38)%[3]	4.64%	0.99%	18.59%	5.59%	(1.22)%

SUPPLEMENTAL DATA:
Net assets, end of period/
year (000’s omitted)	$28,555	$55,948	$94,554	$130,197	$126,006	$148,731
Portfolio turnover rate	15%[3]	37%	38%	34%	34%	32%
Ratios to average net assets:
Expenses before
fees waived	0.84%[4]	0.80%	0.78%	0.79%	0.80%	0.89%
Expenses after
fees waived [5]	0.78%[4]	0.78%	0.78%	0.78%	0.78%	0.88%
Net investment income	2.01%[4]	1.99%	1.69%	1.67%	1.50%	1.07%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.
[5]
Effective July 1, 2015, the Advisor contractually agreed to limit the Retail Class shares expenses to 0.78% of the average daily net assets. Prior to July 1, 2015, the Retail Class shares expenses were limited to 0.93% of average daily net assets.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class

	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value,
beginning of period/year	$18.01	$18.73	$19.49	$17.68	$18.16	$19.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [1]	0.18	0.36	0.35	0.32	0.27	0.24
Net realized and unrealized
gain (loss) on investments	(2.29)	0.37	(0.10)	2.87	0.61	(0.38)
Total from
investment operations	(2.11)	0.73	0.25	3.19	0.88	(0.14)

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.44)	(0.39)	(0.30)	(0.31)	(0.25)	(0.35)
Distributions from
net realized gain	—	(1.06)	(0.71)	(1.07)	(1.11)	(1.21)
Total distributions	(0.44)	(1.45)	(1.01)	(1.38)	(1.36)	(1.56)
Proceeds from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$15.46	$18.01	$18.73	$19.49	$17.68	$18.16
Total return	(11.28)%[3]	4.76%	1.11%	18.70%	5.68%	(1.00)%

SUPPLEMENTAL DATA:
Net assets, end of period/
year (000’s omitted)	$118,861	$226,701	$280,779	$300,022	$222,627	$230,132
Portfolio turnover rate	15%[3]	37%	38%	34%	34%	32%
Ratios to average net assets:
Expenses before
fees waived	0.74%[4]	0.70%	0.68%	0.69%	0.70%	0.69%
Expenses after
fees waived	0.68%[4]	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.07%[4]	2.09%	1.78%	1.73%	1.59%	1.27%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service fees. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, which are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020. See the Schedule of Investments for sector breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,349,567	$—	$—	$142,349,567
Short-Term
Investments	4,586,982	—	—	4,586,982
Total Investments
in Securities	$146,936,549	$—	$—	$146,936,549

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the Fund’s prior fiscal year-end of October 31, 2019, the Fund had no late year losses.

As of the Fund’s prior fiscal year-end of October 31, 2019, the Fund had short-term capital loss carry-forwards of $50,104, with unlimited expiration.

As of April 30, 2020, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2020, the Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Becker Capital Management, Inc. (the “Advisor”) determines that the value of illiquid investments held by the Fund exceed 15% of the Fund’s net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

J.	Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by U.S. GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. Management has chosen to early adopt the eliminated or modified disclosures.

K.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

A Special Meeting of Shareholders (the “Meeting”) took place on June 17, 2020. The Meeting was held for all of the funds in the Trust. All Trust shareholders of record, in the aggregate across all funds of the Trust, were entitled to attend or submit proxies. As of the record date, April 20, 2020, the Trust had 980,568,279 shares outstanding. The results of the voting for the proposal was as follows:

Proposal: Election of Trustees to the Board of Trustees of the Trust
	For Votes	Votes Withheld
1. Eric W. Falkeis	681,049,390	10,981,441
2. Kathleen T. Barr	681,250,626	10,779,780
3. Ashi S. Parikh	681,087,446	10,940,163

Accordingly, effective June 17, 2020, the Board of Trustees of Professionally Managed Portfolios consists of the following individuals, each of whom have been elected by shareholders:

Kathleen T. Barr,	Ashi S. Parikh,
Independent Trustee	Independent Trustee
Wallace L. Cook,	Carl A. Froebel,
Independent Trustee	Independent Trustee
Eric W. Falkeis,	Steven J. Paggioli,
Independent Trustee	Independent Trustee

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the six months ended April 30, 2020, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the annual ratio of expenses of each class’ average daily net assets (“Expense Caps”) to 0.78% and 0.68% for the Retail Class and Institutional Class shares, respectively. The Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. At April 30, 2020, the remaining cumulative unreimbursed amount waived by the Advisor on behalf of the Fund that may be reimbursed was $180,284. The Advisor may recapture a portion of the above amount no later than the dates stated below:

Year of Expiration	Amount
October 31, 2020	$9,625
October 31, 2021	18,783
October 31, 2022	78,054
April 30, 2023	73,822

The amount of fees and expenses waived and reimbursed by the Advisor during the six months ended April 30, 2020 are disclosed in the Statement of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Fund’s administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of Fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2020, the cost from purchases of securities, excluding short-term securities, for the Fund was $32,768,383. The proceeds from sales and maturities of securities, excluding short-term securities, for the Fund were $143,039,595. There were no reportable purchases or sales of U.S. Government obligations for the six months ended April 30, 2020.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended April 30, 2020 (estimated) and the year ended October 31, 2019 were as follows:

	2020	2019
Ordinary income	$6,440,660	$7,444,550
Long-term capital gain	—	20,953,709

As of prior fiscal year ended October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$237,341,939
Gross tax unrealized appreciation	52,661,161
Gross tax unrealized depreciation	(7,643,251)
Gross tax unrealized appreciation (depreciation)	45,017,910
Undistributed ordinary income	5,351,701
Undistributed long-term capital gain	—
Total distributable earnings	5,351,701
Other accumulated gains (losses)	(50,104)
Total accumulated gains (losses)	$50,319,507

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2020 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	11,528,000
Average balance when in use	6,242,000
Credit facility outstanding as of April 30, 2020	—
Average interest rate when in use	4.75%

Interest expense for the six months ended April 30, 2020, is disclosed in the Statement of Operations, if applicable.

NOTE 7 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses

The “Actual” line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. In addition to the Fund’s expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Fund has shares. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The following examples include, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2020 (Unaudited) (Continued)

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
Class	11/1/19	4/30/20	11/1/19 – 4/30/20*
Retail
Actual	$1,000.00	$ 878.30	$3.64
Hypothetical (5% return
before expenses)	1,000.00	1,020.98	3.92

Institutional
Actual	1,000.00	878.80	3.18
Hypothetical (5% return
before expenses)	1,000.00	1,021.48	3.42

*
The calculations are based on expenses incurred during the most recent six-month period for the Fund.  The annualized expense ratios for the most recent six-month period for the Fund’s Retail Class and Institutional Class were 0.78% and 0.68% (reflecting fee waivers in effect), respectively.  The dollar amounts shown as expenses paid for the Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182 (the number of days in the most recent six-month period) and divided by 366 (the number of days in the fiscal year).

Becker Value Equity Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 551-3998. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.beckervaluefunds.com.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available without charge, upon request by calling (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 551-3998. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Beginning June 29, 2020, monthly portfolio disclosures will be filed quarterly with the SEC on Part F of Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent without charge at (800) 551-3998 (or contact your financial institution) to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue, Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Becker Value Equity Fund

	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    July 8, 2020

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    July 7, 2020

* Print the name and title of each signing officer under his or her signature.